UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Chartouni
Title:    Chief Compliance Officer
Phone:    212-500-3000


Signature, Place and Date of Signing:


/s/ Christine Chartouni        New York, New York               May 11, 2012
----------------------       -----------------------        -------------------
    [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:  $960,708
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number      Name

1.     028-11614                 Marathon Special Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Marathon Asset Management, L.P.
                                                           March 31, 2012

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------                   --------------   ---------  --------   -------------------  ----------  ------    --------------------
                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS       SOLE   SHARED NONE
-----------                   --------------   ---------  --------   -------   ---  ----  ----------  ------    -------- ------ ----
AMERICAN CAP LTD              COM              02503Y103    4,941     569,203  SH           SHARED       1       569,203
AMERICAN CAP LTD              COM              02503Y103    5,744     661,788  SH            SOLE       NONE     661,788
BHP BILLITON LTD              SPONSORED ADR    088606108      449       6,200  SH           SHARED       1         6,200
BHP BILLITON LTD              SPONSORED ADR    088606108    3,258      45,000       CALL    SHARED       1        45,000
BHP BILLITON LTD              SPONSORED ADR    088606108    3,258      45,000       PUT     SHARED       1        45,000
CHESAPEAKE ENERGY CORP        COM              165167107      454      19,577  SH           SHARED       1        19,577
CHESAPEAKE ENERGY CORP        COM              165167107    3,596     155,186  SH            SOLE       NONE     155,186
DELTA AIR LINES INC DEL       COM NEW          247361702      198      20,000  SH           SHARED       1        20,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    1,301      34,200  SH           SHARED       1        34,200
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    2,853      75,000       CALL    SHARED       1        75,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857    2,853      75,000       PUT     SHARED       1        75,000
ISHARES TR                    MSCI EAFE INDEX  464287465    4,067      74,100       CALL    SHARED       1        74,100
ISHARES TR                    MSCI EAFE INDEX  464287465    4,067      74,100       PUT     SHARED       1        74,100
LEAR CORP                     COM NEW          521865204    1,696      36,486  SH           SHARED       1        36,486
LEAR CORP                     COM NEW          521865204    4,717     101,454  SH            SOLE       NONE     101,454
MASTERCARD INC                CL A             57636Q104    4,205      10,000       CALL    SHARED       1        10,000
MASTERCARD INC                CL A             57636Q104    4,205      10,000       PUT     SHARED       1        10,000
NAVISTAR INTL CORP NEW        COM              63934E108    7,569     187,128  SH           SHARED       1       187,128
NAVISTAR INTL CORP NEW        COM              63934E108   21,782     538,504  SH            SOLE       NONE     538,504
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408      723      27,230  SH           SHARED       1        27,230
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    2,922     110,000       CALL    SHARED       1       110,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    2,922     110,000       PUT     SHARED       1       110,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103   10,204      72,469  SH           SHARED       1        72,469
SPDR S&P 500 ETF TR           TR UNIT          78462F103  250,952   1,782,200       PUT     SHARED       1     1,782,200
SPDR S&P 500 ETF TR           TR UNIT          78462F103  604,920   4,296,000       PUT      SOLE       NONE   4,296,000
VALE S A                      ADR              91912E105      646      27,679  SH           SHARED       1        27,679
VALE S A                      ADR              91912E105    3,103     133,000       CALL    SHARED       1       133,000
VALE S A                      ADR              91912E105    3,103     133,000       PUT     SHARED       1       133,000







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